Quarterly Holdings Report
for

Fidelity Advisor® Capital Development Fund

June 30, 2019

DESIIO-QTLY-0819
1.804793.115

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	668,506	$38,191,748
Entertainment - 1.5%
Activision Blizzard, Inc.	178,000	8,401,600
Electronic Arts, Inc. (a)	201,500	20,403,890
Vivendi SA	694,400	19,116,270
		47,921,760
Interactive Media & Services - 0.7%
Alphabet, Inc.:
Class A (a)	9,600	10,394,880
Class C (a)	8,983	9,709,815
		20,104,695
Media - 4.8%
Comcast Corp. Class A	2,683,500	113,458,380
Discovery Communications, Inc. Class A (a)	51,100	1,568,770
Fox Corp. Class A	434,200	15,909,088
Interpublic Group of Companies, Inc.	512,600	11,579,634
Omnicom Group, Inc.	45,500	3,728,725
Sinclair Broadcast Group, Inc. Class A	69,200	3,711,196
		149,955,793

TOTAL COMMUNICATION SERVICES		256,173,996

CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.0%
Gentex Corp.	26,700	657,087
Distributors - 0.1%
LKQ Corp. (a)	161,600	4,300,176
Hotels, Restaurants & Leisure - 0.0%
Drive Shack, Inc. (a)	197,300	925,337
Household Durables - 0.8%
Mohawk Industries, Inc. (a)	113,300	16,708,351
Whirlpool Corp.	52,500	7,473,900
		24,182,251
Internet & Direct Marketing Retail - 0.9%
The Booking Holdings, Inc. (a)	14,400	26,995,824
Leisure Products - 0.1%
Brunswick Corp.	66,100	3,033,329
Multiline Retail - 0.1%
Dollar Tree, Inc. (a)	39,200	4,209,688
Specialty Retail - 0.9%
Lowe's Companies, Inc.	219,100	22,109,381
TJX Companies, Inc.	89,700	4,743,336
		26,852,717
Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	28,000	2,649,920

TOTAL CONSUMER DISCRETIONARY		93,806,329

CONSUMER STAPLES - 8.8%
Beverages - 1.0%
The Coca-Cola Co.	636,900	32,430,948
Food & Staples Retailing - 1.9%
Walgreens Boots Alliance, Inc.	128,100	7,003,227
Walmart, Inc.	462,100	51,057,429
		58,060,656
Food Products - 0.8%
Nestle SA sponsored ADR	126,700	13,100,780
The Hershey Co.	32,978	4,420,041
The Kraft Heinz Co.	244,500	7,589,280
		25,110,101
Household Products - 1.3%
Procter & Gamble Co.	317,005	34,759,598
Spectrum Brands Holdings, Inc.	104,900	5,640,473
		40,400,071
Personal Products - 0.0%
Edgewell Personal Care Co. (a)	21,200	571,340
Tobacco - 3.8%
Altria Group, Inc.	2,043,200	96,745,520
British American Tobacco PLC sponsored ADR	592,800	20,670,936
		117,416,456

TOTAL CONSUMER STAPLES		273,989,572

ENERGY - 10.8%
Energy Equipment & Services - 0.6%
Baker Hughes, a GE Co. Class A	590,000	14,531,700
Oceaneering International, Inc. (a)	244,700	4,989,433
		19,521,133
Oil, Gas & Consumable Fuels - 10.2%
BP PLC sponsored ADR (b)	961,019	40,074,492
Cenovus Energy, Inc. (Canada)	4,704,527	41,493,098
Chevron Corp.	32,527	4,047,660
Equinor ASA sponsored ADR	1,401,400	27,719,692
Exxon Mobil Corp.	1,887,100	144,608,473
Galp Energia SGPS SA Class B	576,900	8,872,305
Hess Corp.	381,000	24,220,170
Kosmos Energy Ltd.	2,515,400	15,771,558
The Williams Companies, Inc.	285,221	7,997,597
Valero Energy Corp.	11,800	1,010,198
		315,815,243

TOTAL ENERGY		335,336,376

FINANCIALS - 17.7%
Banks - 12.1%
Bank of America Corp.	3,340,915	96,886,535
Citigroup, Inc.	507,004	35,505,490
First Hawaiian, Inc.	119,500	3,091,465
JPMorgan Chase & Co.	648,200	72,468,760
M&T Bank Corp.	29,100	4,949,037
PNC Financial Services Group, Inc.	257,516	35,351,796
Standard Chartered PLC (United Kingdom)	1,192	10,811
SunTrust Banks, Inc.	488,500	30,702,225
U.S. Bancorp	450,942	23,629,361
Wells Fargo & Co.	1,533,150	72,548,658
		375,144,138
Capital Markets - 3.6%
Cboe Global Markets, Inc.	23,200	2,404,216
Charles Schwab Corp.	225,455	9,061,036
KKR & Co. LP	474,085	11,980,128
Morgan Stanley	338,900	14,847,209
Northern Trust Corp.	424,495	38,204,550
State Street Corp.	633,090	35,491,025
		111,988,164
Insurance - 0.6%
Chubb Ltd.	69,100	10,177,739
The Travelers Companies, Inc.	64,900	9,703,848
		19,881,587
Thrifts & Mortgage Finance - 1.4%
MGIC Investment Corp. (a)	785,661	10,323,586
Radian Group, Inc.	1,382,852	31,598,168
		41,921,754

TOTAL FINANCIALS		548,935,643

HEALTH CARE - 17.1%
Biotechnology - 2.8%
AbbVie, Inc.	101,900	7,410,168
Alexion Pharmaceuticals, Inc. (a)	206,000	26,981,880
Alnylam Pharmaceuticals, Inc. (a)	54,800	3,976,288
Amgen, Inc.	63,800	11,757,064
AnaptysBio, Inc. (a)	17,900	1,009,918
Atara Biotherapeutics, Inc. (a)	51,600	1,037,676
Celgene Corp. (a)	123,169	11,385,742
Gritstone Oncology, Inc.	183,700	2,046,418
Heron Therapeutics, Inc. (a)	36,700	682,253
Insmed, Inc. (a)	205,600	5,263,360
Intercept Pharmaceuticals, Inc. (a)(b)	201,905	16,065,581
		87,616,348
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	16,600	4,183,366
Boston Scientific Corp. (a)	718,651	30,887,620
		35,070,986
Health Care Providers & Services - 6.1%
AmerisourceBergen Corp.	246,400	21,008,064
Cardinal Health, Inc.	473,400	22,297,140
Cigna Corp.	168,800	26,594,440
Covetrus, Inc. (a)	99,220	2,426,921
CVS Health Corp.	883,400	48,136,466
Humana, Inc.	19,400	5,146,820
McKesson Corp.	288,680	38,795,705
UnitedHealth Group, Inc.	99,900	24,376,599
		188,782,155
Health Care Technology - 0.1%
Castlight Health, Inc. Class B (a)	325,854	1,052,508
Life Sciences Tools & Services - 0.2%
Avantor, Inc.	289,000	5,517,010
Pharmaceuticals - 6.8%
Bayer AG	565,778	39,242,533
Bristol-Myers Squibb Co.	1,181,000	53,558,350
Corteva, Inc.	103,833	3,070,342
GlaxoSmithKline PLC sponsored ADR	1,196,200	47,871,924
Jazz Pharmaceuticals PLC (a)	81,900	11,675,664
Johnson & Johnson	323,560	45,065,437
Perrigo Co. PLC	58,100	2,766,722
Sanofi SA	40,504	3,500,449
TherapeuticsMD, Inc. (a)(b)	2,017,931	5,246,621
		211,998,042

TOTAL HEALTH CARE		530,037,049

INDUSTRIALS - 13.9%
Aerospace & Defense - 1.5%
General Dynamics Corp.	54,400	9,891,008
Huntington Ingalls Industries, Inc.	28,700	6,450,038
United Technologies Corp.	243,800	31,742,760
		48,083,806
Air Freight & Logistics - 2.0%
C.H. Robinson Worldwide, Inc.	66,179	5,582,199
FedEx Corp.	60,400	9,917,076
United Parcel Service, Inc. Class B	458,400	47,338,968
		62,838,243
Commercial Services & Supplies - 0.1%
Stericycle, Inc. (a)	85,300	4,073,075
Electrical Equipment - 0.5%
Acuity Brands, Inc.	71,100	9,805,401
Hubbell, Inc. Class B	53,618	6,991,787
Melrose Industries PLC	1	2
		16,797,190
Industrial Conglomerates - 5.1%
3M Co.	3,700	641,358
General Electric Co.	15,005,200	157,554,600
		158,195,958
Machinery - 1.0%
Deere & Co.	19,900	3,297,629
Flowserve Corp.	277,600	14,626,744
Wabtec Corp. (b)	173,902	12,479,208
		30,403,581
Professional Services - 0.3%
IHS Markit Ltd. (a)	128,274	8,173,619
Road & Rail - 3.4%
J.B. Hunt Transport Services, Inc.	243,200	22,230,912
Knight-Swift Transportation Holdings, Inc. Class A	771,600	25,339,344
Lyft, Inc.	135,533	8,460,580
Norfolk Southern Corp.	87,500	17,441,375
Union Pacific Corp.	185,800	31,420,638
		104,892,849

TOTAL INDUSTRIALS		433,458,321

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 0.1%
Cisco Systems, Inc.	45,100	2,468,323
IT Services - 2.9%
DXC Technology Co.	40,400	2,228,060
Interxion Holding N.V. (a)	71,000	5,402,390
MasterCard, Inc. Class A	61,900	16,374,407
Paychex, Inc.	77,200	6,352,788
Unisys Corp. (a)	469,147	4,560,109
Visa, Inc. Class A	309,600	53,731,080
		88,648,834
Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	33,500	3,781,145
Applied Materials, Inc.	314,100	14,106,231
Lam Research Corp.	30,800	5,785,472
Marvell Technology Group Ltd.	64,500	1,539,615
NVIDIA Corp.	31,000	5,091,130
Qualcomm, Inc.	956,190	72,737,373
		103,040,966
Software - 7.2%
Microsoft Corp.	1,178,100	157,818,279
Oracle Corp.	565,200	32,199,444
SAP SE sponsored ADR	246,400	33,707,520
		223,725,243
Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	305,900	60,543,728

TOTAL INFORMATION TECHNOLOGY		478,427,094

MATERIALS - 0.8%
Chemicals - 0.8%
International Flavors & Fragrances, Inc.	21,300	3,090,417
Intrepid Potash, Inc. (a)	1,221,350	4,103,736
Nutrien Ltd.	265,020	14,176,359
The Scotts Miracle-Gro Co. Class A	41,300	4,068,050
		25,438,562
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.8%
American Tower Corp.	38,200	7,809,990
Equinix, Inc.	29,500	14,876,555
Simon Property Group, Inc.	9,500	1,517,720
		24,204,265
UTILITIES - 0.6%
Electric Utilities - 0.5%
Duke Energy Corp.	29,000	2,558,960
Exelon Corp.	106,600	5,110,404
PPL Corp.	137,100	4,251,471
Southern Co.	82,400	4,555,072
		16,475,907
Multi-Utilities - 0.1%
Sempra Energy	14,000	1,924,160

TOTAL UTILITIES		18,400,067

TOTAL COMMON STOCKS
(Cost $2,516,572,522)		3,018,207,274

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (c)(d)(e)	6,029,661	533,016
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (c)(d)(e)	5,206,752	3,384,389
TOTAL OTHER
(Cost $7,816,043)		3,917,405

Money Market Funds - 3.1%
Fidelity Cash Central Fund 2.42% (f)	77,119,484	77,134,908
Fidelity Securities Lending Cash Central Fund 2.42% (f)(g)	18,676,210	18,678,078
TOTAL MONEY MARKET FUNDS
(Cost $95,811,597)		95,812,986
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $2,620,200,162)		3,117,937,665
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(10,726,886)
NET ASSETS - 100%		$3,107,210,779

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,917,405 or 0.1% of net assets.

 (e) Level 3 security

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Includes investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$2,609,291
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$5,206,752

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,057,357
Fidelity Securities Lending Cash Central Fund	164,114
Total	$1,221,471

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of payments to and from borrowers of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees. (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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